Securities - Contractual Maturities of Securities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale, Amortized Cost
Due in one year or less	$ 15,023,000		$ 15,046,000
Due after one year through five years	40,026,000		42,062,000
Debt maturities, single maturity date, total			57,108,000
Available-for-sale, Amortized Cost	177,658,000		185,931,000	$ 198,433,000
Available-for-sale, Fair Value
Due in one year or less	15,037,000		15,058,000
Due after one year through five years	40,085,000		41,986,000
Debt maturities, single maturity date, total			57,044,000
Available-for-sale Securities, Total	180,038,000		187,565,000	198,237,000
Held-to-maturity, Amortized Cost
Held-to-maturity, Amortized Cost	47,997,000		50,713,000	57,278,000
Held-to-maturity, Fair Value
Held-to-maturity, Fair Value	48,362,000		50,725,000	56,588,000
Proceeds from sale of securities
Proceeds from Sale of Available-for-sale Securities	0	$ 0	19,179,000	6,736,000	$ 39,236,000
Available-for-sale Securities, Gross Realized Gains				110,000
Available-for-sale Securities, Gross Realized Losses				103,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale, Amortized Cost
Debt maturities without single maturity date	94,716,000		128,823,000
Available-for-sale, Amortized Cost	94,716,000		100,002,000	121,042,000
Available-for-sale, Fair Value
Debt maturities without single maturity date	97,133,000		130,521,000
Available-for-sale Securities, Total	97,133,000		101,916,000	121,390,000
Held-to-maturity, Amortized Cost
Debt maturities without single maturity date	15,650,000		50,713,000
Held-to-maturity, Amortized Cost	15,650,000		16,823,000	16,788,000
Held-to-maturity, Fair Value
Debt maturities without single maturity date	16,060,000		50,725,000
Held-to-maturity, Fair Value	16,060,000		17,185,000	16,669,000
Collateralized Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Debt maturities without single maturity date	27,893,000
Available-for-sale, Amortized Cost	27,893,000		28,821,000	32,223,000
Available-for-sale, Fair Value
Debt maturities without single maturity date	27,783,000
Available-for-sale Securities, Total	27,783,000		28,605,000	31,736,000
Held-to-maturity, Amortized Cost
Debt maturities without single maturity date	32,347,000
Held-to-maturity, Amortized Cost	32,347,000		33,890,000	40,490,000
Held-to-maturity, Fair Value
Debt maturities without single maturity date	32,302,000
Held-to-maturity, Fair Value	$ 32,302,000		$ 33,540,000	$ 39,919,000